CURRENT AND NON-CURRENT EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

13 – CURRENT AND NON-CURRENT EMPLOYEE BENEFITS

Employee benefits are detailed as follows:

Description	12.31.2024	12.31.2023
	ThCh$	ThCh$
Accrued vacation	30,444,390	23,546,649
Participation in profits and bonuses	44,107,101	36,455,454
Severance indemnity	17,976,164	16,289,643
Total	92,527,655	76,291,746

	ThCh$	ThCh$
Current	72,367,187	57,817,800
Non-current	20,160,468	18,473,946
Total	92,527,655	76,291,746

13.1        Severance indemnities

Movements in employee benefits and valued as mentioned in note 2, are as follows:

Movements	12.31.2024	12.31.2023
	ThCh$	ThCh$
Opening balance	16,289,643	17,409,793
Service costs	1,191,938	1,202,371
Interest costs	895,043	1,000,018
Actuarial variations	1,445,044	(1,678,013)
Benefits paid	(1,845,504)	(1,644,526)
Total	17,976,164	16,289,643

13.1.1        Assumptions

The actuarial assumptions used are detailed as follows:

Assumptions	12.31.2024	12.31.2023

Discount rate	2.15%	2.26%
Expected salary increase rate	2.0%	2.0%
Turnover rate	7.53%	7.62%
Mortality rate	RV-2020	RV-2020
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years

The result of changes in severance indemnities resulting from the sensitization of the actuarial assumptions at the valuation date is presented below:

Sensitivity to discount rate	ThCh$

Variation in the provision due to an increase of up to 100 basis points	(784,217)
Variation in the provision for a decrease of up to 100 basis points	887,683

Sensitivity to salary increase	ThCh$

Variation in the provision due to an increase of up to 100 basis points	921,350
Variation in the provision for a decrease of up to 100 basis points	(823,153)

13.2        Personnel expenses

Personnel expenses included in the consolidated statement of income are as follows:

Description	12.31.2024	12.31.2023	12.31.2022
	ThCh$	ThCh$	ThCh$
Wages and salaries	357,921,430	266,893,173	277,271,540
Employee benefits	96,408,881	83,260,379	71,566,763
Severance benefits	7,338,126	6,290,886	6,052,239
Other personnel expenses	27,988,279	22,037,675	21,305,979
Total	489,656,716	378,482,113	376,196,521